UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of September 30, 2005 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of four series: Dodge & Cox Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund.

DODGE & COX STOCK FUND

Portfolio of Investments (unaudited)	September 30, 2005

COMMON STOCKS: 94.5%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 20.0%
AUTOMOBILES & COMPONENTS: 0.7%
Delphi Corp.(c)	35,940,732	$99,196,420
Honda Motor Co. Ltd. ADR(b) (Japan)	8,146,800	231,369,120

		330,565,540
CONSUMER DURABLES & APPAREL: 5.7%
Matsushita Electric Industrial Co., Ltd. ADR(b) (Japan)	62,940,700	1,076,915,377
Sony Corp. ADR(b) (Japan)	36,055,200	1,196,672,088
Thomson ADR(b) (France)	5,184,000	108,241,920
VF Corp.	3,457,200	200,413,884
Whirlpool Corp.(c)	3,558,750	269,646,487

		2,851,889,756
CONSUMER SERVICES: 2.5%
McDonald’s Corp.	36,718,900	1,229,715,961

MEDIA: 9.0%
Comcast Corp. Class A(a)	50,798,130	1,492,449,059
Discovery Holdings Co. Series A(a)	3,339,960	48,229,022
Interpublic Group of Companies, Inc.(a)	11,890,200	138,401,928
Liberty Media Corp. Series A(a)	33,399,600	268,866,780
News Corp. Class A	78,965,238	1,231,068,061
Time Warner, Inc.	72,800,400	1,318,415,244

		4,497,430,094
RETAILING: 2.1%
Dillard’s, Inc. Class A(c)	5,161,600	107,774,208
Federated Department Stores, Inc.	5,556,973	371,594,785
Gap, Inc.	10,644,900	185,540,607
Genuine Parts Co.(c)	8,926,300	382,938,270

		1,047,847,870

		9,957,449,221
CONSUMER STAPLES: 3.8%
FOOD & STAPLES RETAILING: 2.0%
Wal-Mart Stores, Inc.	22,400,000	981,568,000

FOOD, BEVERAGE & TOBACCO: 1.8%
Unilever N.V.(b) (Netherlands)	12,675,300	905,650,185

		1,887,218,185
ENERGY: 8.8%
Amerada Hess Corp.	2,699,400	371,167,500
Baker Hughes, Inc.	9,687,850	578,170,888
Chevron Corp.	18,988,305	1,229,112,982
ConocoPhillips	11,252,100	786,634,311
Occidental Petroleum Corp.	5,137,200	438,870,996
Royal Dutch Shell plc ADR(b) (Netherlands)	10,407,864	716,789,594
Schlumberger Ltd.	3,160,600	266,691,428

		4,387,437,699
FINANCIALS: 17.4%
BANKS: 3.4%
Golden West Financial Corp.	8,871,200	526,860,568

	SHARES	VALUE
Wachovia Corp.	17,249,200	$820,889,428
Wells Fargo & Co.	6,028,000	353,059,960

		1,700,809,956
DIVERSIFIED FINANCIALS: 4.4%
Capital One Financial Corp.	10,942,500	870,147,600
CIT Group, Inc.	5,381,200	243,122,616
Citigroup, Inc.	15,165,600	690,338,112
JPMorgan Chase & Co.	11,282,328	382,809,389

		2,186,417,717
INSURANCE: 7.3%
AEGON N.V.(b) (Netherlands)	34,471,146	513,620,075
Chubb Corp.	5,721,050	512,320,028
Genworth Financial, Inc. Class A	8,842,000	285,066,080
Loews Corp.	7,495,800	692,686,878
MBIA, Inc.	1,761,600	106,788,192
Safeco Corp.	5,043,000	269,195,340
St. Paul Travelers Companies, Inc.	22,736,350	1,020,180,024
Torchmark Corp.	152,784	8,071,579
UnumProvident Corp.	11,712,700	240,110,350

		3,648,038,546
REAL ESTATE: 2.3%
Equity Office Properties Trust(c)	22,989,400	751,983,274
Equity Residential Properties Trust	10,798,900	408,738,365

		1,160,721,639

		8,695,987,858
HEALTH CARE: 14.9%
HEALTH CARE EQUIPMENT & SERVICES: 7.3%
Becton, Dickinson & Co.	4,209,350	220,696,221
Cardinal Health, Inc.	20,444,350	1,296,989,564
HCA, Inc.(c)	20,475,800	981,200,336
Thermo Electron Corp.(a),(c)	8,906,800	275,220,120
WellPoint, Inc.(a)	11,576,200	877,707,484

		3,651,813,725
PHARMACEUTICALS & BIOTECHNOLOGY: 7.6%
Bristol-Myers Squibb Co.	8,080,150	194,408,409
GlaxoSmithKline plc ADR(b) (United Kingdom)	13,158,300	674,757,624
Pfizer, Inc.	37,884,325	945,971,595
sanofi-aventis ADR(b) (France)	16,718,500	694,653,675
Schering-Plough Corp.	37,087,700	780,696,085
Wyeth	10,835,400	501,353,958

		3,791,841,346

		7,443,655,071
INDUSTRIALS: 6.3%
CAPITAL GOODS: 1.7%
American Power Conversion Corp.	4,847,281	125,544,578
Fluor Corp.(c)	4,362,050	280,828,779
Masco Corp.	9,481,600	290,895,488
Volvo A.B. ADR(b) (Sweden)	3,349,900	146,199,686

		843,468,531

Portfolio of Investments (unaudited)	September 30, 2005

COMMON STOCKS (continued)

	SHARES	VALUE
COMMERCIAL SERVICES & SUPPLIES: 0.5%
Pitney Bowes, Inc.	6,138,250	$256,210,555

TRANSPORTATION: 4.1%
FedEx Corp.	11,551,800	1,006,508,334
Union Pacific Corp.(c)	14,815,250	1,062,253,425

		2,068,761,759

		3,168,440,845
INFORMATION TECHNOLOGY: 13.6%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.3%
Freescale Semiconductor, Inc. Class A(a)	5,964,300	139,624,263
Freescale Semiconductor, Inc. Class B(a)	1,616,547	38,118,178

		177,742,441
SOFTWARE & SERVICES: 3.8%
BMC Software, Inc.(a),(c)	15,440,000	325,784,000
Computer Sciences Corp.(a),(c)	12,853,900	608,118,009
Compuware Corp.(a),(c)	19,297,600	183,327,200
Electronic Data Systems Corp.(c)	34,697,300	778,607,412

		1,895,836,621
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.5%
Avaya, Inc.(a),(c)	31,552,500	324,990,750
Hewlett-Packard Co.	65,824,063	1,922,062,640
Hitachi Ltd. ADR(b) (Japan)	3,827,900	242,650,581
Motorola, Inc.	37,178,200	821,266,438
NCR Corp.(a)	7,401,000	236,165,910
Sun Microsystems, Inc.(a)	76,052,600	298,126,192
Xerox Corp.(a),(c)	64,118,600	875,218,890

		4,720,481,401

		6,794,060,463
MATERIALS: 7.3%
Akzo Nobel N.V. ADR(b),(c) (Netherlands)	16,294,523	711,255,929
Alcoa, Inc.	6,060,683	148,001,879
Dow Chemical Co.	20,238,414	843,334,712
Engelhard Corp.(c)	8,265,600	230,692,896
International Paper Co.	6,920,900	206,242,820
Lubrizol Corp.	838,225	36,320,289
NOVA Chemicals Corp.(b),(c) (Canada)	4,737,970	174,357,296
Rio Tinto plc ADR(b) (United Kingdom)	4,616,631	758,512,473
Rohm and Haas Co.	6,771,900	278,528,247
Syngenta A.G. ADR(b) (Switzerland)	12,612,900	264,870,900

		3,652,117,441
TELECOMMUNICATION SERVICES: 0.5%
Vodafone Group plc ADR(b) (United Kingdom)	9,146,300	237,529,411

		237,529,411
UTILITIES: 1.9%
Duke Energy Corp.	23,845,700	695,579,069
FirstEnergy Corp.	4,472,700	233,117,124

		928,696,193

TOTAL COMMON STOCKS (Cost $36,126,959,833)		47,152,592,387

SHORT-TERM INVESTMENTS: 5.5%

	PAR VALUE	VALUE
SSgA Prime Money Market Fund	$248,424,885	$248,424,885
State Street Repurchase Agreement, 3.00%, 10/3/05, maturity value $1,013,488,309 (collateralized by U.S. Treasury Securities, value $1,033,505,951, 2.625%-4.125%, 11/15/06-5/15/10)	1,013,235,000	1,013,235,000
U.S. Treasury Bills
10/13/05	50,000,000	49,945,500
11/17/05	200,000,000	199,115,486
12/8/05	250,000,000	248,416,167
12/22/05	375,000,000	372,081,028
1/19/06	300,000,000	296,808,853
2/9/06	125,000,000	123,365,911
3/2/06	200,000,000	196,871,333

TOTAL SHORT-TERM INVESTMENTS (Cost $2,748,264,163)		2,748,264,163

TOTAL INVESTMENTS (Cost $38,875,223,996)	100.0%	49,900,856,550
OTHER ASSETS LESS LIABILITIES	—	15,061,725

TOTAL NET ASSETS	100.0%	$49,915,918,275

(a)	Non-income producing
(b)	Foreign security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities

Notes to Portfolio of Investments (unaudited)

Security valuation.    The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at market, using as a price the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Security transactions.    Security transactions are recorded on the trade date.

Income tax matters.    At September 30, 2005, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $11,025,632,554 of which $11,597,759,293 represented appreciated securities and $572,126,739 represented depreciated securities.

Holdings of 5% voting securities.    Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned at least 5% of the company’s voting securities during the nine-month period ended September 30, 2005. Transactions during the period in securities of affiliated companies were as follows:

	Shares at December 31, 2004	Additions	Reductions	Shares at September 30, 2005	Dividend Income[1]	Value at September 30, 2005
AT&T Corp.	52,008,200	—	(52,008,200)	—	$15,069,444	$	— [3]
Akzo Nobel N.V. ADR (Netherlands)	18,186,723	—	(1,892,200)	16,294,523	15,758,795		711,255,929
Avaya, Inc.	12,229,400	19,417,000	(93,900)	31,552,500	— [2]		324,990,750
BMC Software, Inc.	11,787,600	3,700,000	(47,600)	15,440,000	— [2]		325,784,000
Computer Sciences Corp.	12,893,600	—	(39,700)	12,853,900	— [2]		608,118,009
Compuware Corp.	19,357,100	—	(59,500)	19,297,600	— [2]		— [3]
Delphi Corp.	36,051,632	—	(110,900)	35,940,732	1,622,323		99,196,420
Dillard’s, Inc. Class A	5,177,500	—	(15,900)	5,161,600	620,664		107,774,208
Electronic Data Systems Corp.	33,204,400	1,600,000	(107,100)	34,697,300	5,135,305		778,607,412
Engelhard Corp.	6,266,100	2,025,000	(25,500)	8,265,600	2,858,736		230,692,896
Equity Office Properties Trust	22,260,300	800,000	(70,900)	22,989,400	34,555,000		751,983,274
Fluor Corp.	4,375,550	—	(13,500)	4,362,050	2,098,104		280,828,779
Genuine Parts Co.	8,953,800	—	(27,500)	8,926,300	8,385,593		382,938,270
HCA, Inc.	26,418,400	200,000	(6,142,600)	20,475,800	10,524,522		— [3]
May Department Stores Co.	17,894,400	—	(17,894,400)	—	13,138,909		— [3]
NOVA Chemicals Corp. (Canada)	4,752,570	—	(14,600)	4,737,970	976,879		174,357,296
Storage Technology Corp.	7,511,200	—	(7,511,200)	—	— [2]		— [3]
Thermo Electron Corp.	7,433,400	1,500,000	(26,600)	8,906,800	— [2]		275,220,120
Union Pacific Corp.	13,860,950	1,000,000	(45,700)	14,815,250	13,361,145		1,062,253,425
Whirlpool Corp.	4,388,050	—	(829,300)	3,558,750	5,303,985		269,646,487
Xerox Corp.	45,764,500	18,552,000	(197,900)	64,118,600	— [2]		875,218,890

					$129,409,404		$7,258,866,165

[1]	Net of foreign taxes, if any
[2]	Non-income producing
[3]	Company was not an affiliate at the end of the period

Other.    For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and semi-annual report.

DODGE & COX INTERNATIONAL STOCK FUND

Portfolio of Investments (unaudited)

September 30, 2005

COMMON STOCKS: 88.5%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 17.2%
AUTOMOBILES & COMPONENTS: 1.9%
Honda Motor Co. Ltd. ADR(b) (Japan)	7,204,000	$204,593,600

CONSUMER DURABLES & APPAREL: 11.2%
A.B. Electrolux Series B (Sweden)	7,185,100	168,073,056
Consorcio Ara S.A. de C.V.(c) (Mexico)	20,676,100	78,555,370
Corporacion Geo S.A. de C.V.Series B(a),(c) (Mexico)	42,105,400	131,028,737
Matsushita Electric Industrial Co., Ltd. (Japan)	17,691,000	299,417,295
Sony Corp. (Japan)	8,176,500	268,424,089
Thomson (France)	7,901,000	164,222,878
Yamaha Corp. (Japan)	5,667,600	98,018,254

		1,207,739,679
CONSUMER SERVICES: 0.7%
Elior (France)	5,122,160	71,078,887

MEDIA: 3.4%
News Corp. Class A (United States)	19,942,492	310,903,450
VNU NV (Netherlands)	1,750,000	54,981,330

		365,884,780

		1,849,296,946
CONSUMER STAPLES: 5.9%
FOOD, BEVERAGE & TOBACCO: 5.2%
Fomento Economico Mexicano, S.A. de C.V. ADR(b) (Mexico)	2,714,058	189,766,935
Kikkoman Corp. (Japan)	2,891,000	27,734,466
Nestle S.A. (Switzerland)	676,000	197,848,566
Tiger Brands Limited (South Africa)	307,407	6,753,331
Unilever N.V.(b) (Netherlands)	1,943,900	138,891,655

		560,994,953
HOUSEHOLD & PERSONAL PRODUCTS: 0.7%
Aderans Co.(c) (Japan)	2,733,200	74,572,434

		635,567,387
ENERGY: 7.5%
Norsk Hydro A.S.A. ADR(b) (Norway)	2,186,500	243,248,125
Royal Dutch Shell plc ADR(b) (Netherlands)	3,715,000	243,852,600
Schlumberger Ltd. (United States)	2,050,000	172,979,000
Total S.A. (France)	538,500	146,929,276

		807,009,001
FINANCIALS: 18.8%
BANKS: 14.7%
Banco Santander Central Hispano, S.A. (Spain)	15,920,000	209,058,929
DBS Group Holdings Ltd. (Singapore)	25,642,000	239,354,621
KASIKORNBANK PCL NVDR (Thailand)	30,436,700	46,346,540
KASIKORNBANK PCL Foreign (Thailand)	7,834,400	12,788,520
Kookmin Bank ADR(b) (South Korea)	1,947,900	115,413,075
Mitsubishi Tokyo Financial Group, Inc. ADR(b) (Japan)	26,597,400	346,564,122
Royal Bank of Scotland Group plc (United Kingdom)	8,495,972	240,872,478

	SHARES	VALUE
Shinsei Bank, Ltd. (Japan)	32,828,000	$206,583,524
Standard Bank Group Limited (South Africa)	10,096,234	111,059,209
Standard Chartered plc (United Kingdom)	2,555,000	55,059,901

		1,583,100,919
DIVERSIFIED FINANCIALS: 1.9%
Credit Suisse Group (Switzerland)	4,545,000	201,110,854

INSURANCE: 2.2%
AEGON N.V. (Netherlands)	9,869,999	146,450,062
Converium Holdings A.G.(a),(c) (Switzerland)	8,918,646	89,878,629

		236,328,691

		2,020,540,464
HEALTH CARE: 6.7%
HEALTH CARE EQUIPMENT & SERVICES: 1.3%
MEDICEO Holdings Co., Ltd. (Japan)	8,459,700	134,765,508

PHARMACEUTICALS & BIOTECHNOLOGY: 5.4%
GlaxoSmithKline plc ADR(b) (United Kingdom)	5,705,000	292,552,400
sanofi-aventis (France)	3,509,000	289,842,165

		582,394,565

		717,160,073
INDUSTRIALS: 6.6%
CAPITAL GOODS: 4.1%
CNH Global N.V.(b) (Netherlands)	1,108,520	21,837,844
Nexans(c) (France)	1,616,440	74,672,627
Sulzer A.G. (Switzerland)	170,500	86,372,447
TOTO Ltd. (Japan)	11,898,000	94,245,731
Volvo A.B. (Sweden)	3,686,600	160,357,193

		437,485,842
TRANSPORTATION: 2.5%
Central Japan Railway Co. (Japan)	34,050	264,919,909

		702,405,751
INFORMATION TECHNOLOGY: 9.3%
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.3%
Brother Industries, Ltd.(c) (Japan)	19,244,000	168,355,360
Canon, Inc. (Japan)	1,114,700	60,140,037
EPCOS A.G.(a) (Germany)	2,770,000	36,175,522
Hitachi Ltd. (Japan)	32,498,000	205,650,959
LG.Philips LCD Co., Ltd. ADR(a),(b) (South Korea)	3,400,000	69,904,000
Nokia Oyj (Finland)	9,100,000	152,408,666
Oce N.V.(c) (Netherlands)	6,718,524	105,177,728
Seiko Epson Corp. (Japan)	7,688,100	197,581,869

		995,394,141
MATERIALS: 11.7%
Akzo Nobel N.V. (Netherlands)	1,591,100	69,334,682
BASF A.G. (Germany)	3,000,400	225,301,804
Bayer A.G. (Germany)	2,897,000	106,123,463
BHP Billiton Ltd. (Australia)	6,785,078	115,113,125
Givaudan S.A. (Switzerland)	43,100	27,591,722

Portfolio of Investments (unaudited)	September 30, 2005

COMMON STOCKS (continued)

	SHARES	VALUE
Imperial Chemical Industries plc (United Kingdom)	18,945,762	$99,899,727
Kemira GrowHow Oyj (Finland)	1,757,393	14,062,049
Lafarge (France)	1,742,825	153,274,659
LANXESS A.G.(a) (Germany)	2,844,700	84,760,527
Makhteshim-Agan Industries Ltd. (Israel)	17,800,000	100,523,765
NOVA Chemicals Corp. (Canada)	1,587,900	58,413,841
Rinker Group Ltd. (Australia)	3,050,000	38,558,875
Rio Tinto plc (United Kingdom)	1,884,400	76,967,006
Yara International A.S.A. (Norway)	4,618,710	83,399,497

		1,253,324,742
TELECOMMUNICATION SERVICES: 4.2%
KT Corp. ADR(b) (South Korea)	10,388,400	233,739,000
Vodafone Group plc ADR(b) (United Kingdom)	8,205,000	213,083,850

		446,822,850
UTILITIES: 0.6%
National Grid plc (United Kingdom)	7,283,673	68,213,730

		68,213,730

TOTAL COMMON STOCKS (Cost $8,395,230,286)		9,495,735,085

PREFERRED STOCKS: 5.9%
ENERGY: 2.2%
Petroleo Brasileiro S.A. ADR(b) (Brazil)	3,645,700	232,413,375

FINANCIALS: 1.4%
BANKS: 1.4%
Uniao de Bancos Brasileiros S.A. GDR(b) (Brazil)	2,916,500	153,407,900

HEALTH CARE: 1.4%
HEALTH CARE EQUIPMENT & SERVICES: 1.4%
Fresenius Medical Care A.G. (Germany)	1,892,275	148,912,463

UTILITIES: 0.9%
Ultrapar Participacoes S.A. ADR(b) (Brazil)	5,658,085	96,809,834

TOTAL PREFERRED STOCKS (Cost $352,917,837)		631,543,572

SHORT-TERM INVESTMENTS: 5.9%

	PAR VALUE	VALUE
SSgA Prime Money Market Fund	$53,057,269	$53,057,269
State Street Repurchase Agreement, 3.00%, 10/3/05, maturity value $582,051,477 (collateralized by U.S. Treasury Securities, value $593,547,640, 2.375%-7.00%, 7/15/06-11/15/06)	581,906,000	581,906,000

TOTAL SHORT-TERM INVESTMENTS (Cost $634,963,269)		634,963,269

TOTAL INVESTMENTS (Cost $9,383,111,392)	100.3%	10,762,241,926
OTHER ASSETS LESS LIABILITIES	(0.3%)	(33,895,748)

TOTAL NET ASSETS	100.0%	$10,728,346,178

(a)	Non-income producing
(b)	Foreign security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities

Notes to Portfolio of Investments (unaudited)

Security valuation.    The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using as a price the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value. Foreign securities are converted to U.S. dollars using prevailing exchange rates.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying a resulting change in value. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Security transactions.    Security transactions are recorded on the trade date.

Income tax matters.    At September 30, 2005, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $1,379,130,534 of which $1,577,563,270 represented appreciated securities and $198,432,736 represented depreciated securities.

Holdings of 5% voting securities.    Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned at least 5% of the company’s voting securities during the nine-month period ended September 30, 2005. Transactions during the period in securities of affiliated companies were as follows:

	Shares at December 31, 2004	Additions	Reductions	Shares at September 30, 2005	Dividend Income[1]		Value at September 30, 2005
Aderans Co. (Japan)	2,233,200	500,000	—	2,733,200	$839,353		$74,572,434
Brother Industries, Ltd. (Japan)	8,000,000	11,244,000	—	19,244,000	1,646,518		168,355,360
Consorcio Ara S.A. de C.V. (Mexico)	18,217,700	2,458,400	—	20,676,100	729,868		78,555,370
Converium Holdings A.G. (Switzerland)	4,233,328	4,685,318		8,918,646	—	[2]	89,878,629
Corporacion Geo S.A. de C.V. Series B (Mexico)	7,191,600	34,913,800	—	42,105,400	—	[2]	131,028,737
Nexans (France)	1,166,440	450,000	—	1,616,440	897,514		74,672,627
Oce N.V. (Netherlands)	3,649,767	3,068,757	—	6,718,524	2,404,947		105,177,728

					$6,518,200		$722,240,885

[1]	Net of foreign taxes, if any
[2]	Non-income producing

Other.    For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and semi-annual report.

DODGE & COX BALANCED FUND

Portfolio of Investments (unaudited)

September 30, 2005

COMMON STOCKS: 59.8%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 12.7%
AUTOMOBILES & COMPONENTS: 0.5%
Delphi Corp.	12,515,664	$34,543,233
Honda Motor Co. Ltd. ADR(b) (Japan)	2,863,300	81,317,720

		115,860,953
CONSUMER DURABLES & APPAREL: 3.6%
Matsushita Electric Industrial Co., Ltd. ADR(b) (Japan)	18,348,200	313,937,702
Sony Corp. ADR(b) (Japan)	10,293,600	341,644,584
Thomson ADR(b) (France)	1,500,000	31,320,000
VF Corp.	1,051,700	60,967,049
Whirlpool Corp.	1,012,200	76,694,394

		824,563,729
CONSUMER SERVICES: 1.6%
McDonald’s Corp.	11,329,850	379,436,676

MEDIA: 5.5%
Comcast Corp. Class A(a)	14,223,216	417,878,086
Discovery Holdings Co. Series A(a)	1,028,920	14,857,605
Interpublic Group of Companies, Inc.(a)	3,417,000	39,773,880
Liberty Media Corp. Series A(a)	10,289,200	82,828,060
News Corp. Class A	22,317,900	347,936,061
Time Warner, Inc.	20,984,600	380,031,106

		1,283,304,798
RETAILING: 1.5%
Dillard’s, Inc. Class A	1,461,500	30,516,120
Federated Department Stores, Inc.	1,724,136	115,292,974
Gap, Inc.	3,752,800	65,411,304
Genuine Parts Co.	3,335,750	143,103,675

		354,324,073

		2,957,490,229
CONSUMER STAPLES: 2.4%
FOOD & STAPLES RETAILING: 1.2%
Wal-Mart Stores, Inc.	6,400,000	280,448,000

FOOD, BEVERAGE & TOBACCO: 1.2%
Unilever N.V.(b) (Netherlands)	3,890,400	277,969,080

		558,417,080
ENERGY: 5.5%
Amerada Hess Corp.	777,000	106,837,500
Baker Hughes, Inc.	2,984,400	178,108,992
Chevron Corp.	5,336,802	345,451,193
ConocoPhillips	3,366,600	235,359,006
Occidental Petroleum Corp.	1,462,500	124,941,375
Royal Dutch Shell plc ADR(b) (Netherlands)	3,116,127	214,607,667
Schlumberger Ltd.	1,050,000	88,599,000

		1,293,904,733
FINANCIALS: 11.1%
BANKS: 2.2%
Golden West Financial Corp.	3,025,700	179,696,323
Wachovia Corp.	5,159,500	245,540,605
Wells Fargo & Co.	1,560,950	91,424,842

		516,661,770

	SHARES	VALUE
DIVERSIFIED FINANCIALS: 2.8%
Capital One Financial Corp.	3,300,500	$262,455,760
CIT Group, Inc.	1,524,400	68,872,392
Citigroup, Inc.	4,480,900	203,970,568
JPMorgan Chase & Co.	3,170,088	107,561,086

		642,859,806
INSURANCE: 4.7%
AEGON N.V.(b) (Netherlands)	9,863,363	146,964,109
Chubb Corp.	1,784,612	159,812,004
Genworth Financial, Inc. Class A	2,570,000	82,856,800
Loews Corp.	2,241,500	207,137,015
MBIA, Inc.	562,750	34,113,905
Safeco Corp.	1,800,200	96,094,676
St. Paul Travelers Companies, Inc.	6,652,900	298,515,623
Torchmark Corp.	47,700	2,519,991
UnumProvident Corp.	3,795,400	77,805,700

		1,105,819,823
REAL ESTATE: 1.4%
Equity Office Properties Trust	6,755,500	220,972,405
Equity Residential Properties Trust	2,812,600	106,456,910

		327,429,315

		2,592,770,714
HEALTH CARE: 9.4%
HEALTH CARE EQUIPMENT & SERVICES: 4.7%
Becton, Dickinson & Co.	1,317,900	69,097,497
Cardinal Health, Inc.	6,276,400	398,174,816
HCA, Inc.	5,903,800	282,910,096
Thermo Electron Corp.(a)	3,335,850	103,077,765
WellPoint, Inc.(a)	3,273,000	248,158,860

		1,101,419,034
PHARMACEUTICALS & BIOTECHNOLOGY: 4.7%
Bristol-Myers Squibb Co.	2,189,650	52,682,979
GlaxoSmithKline plc ADR(b) (United Kingdom)	3,875,400	198,730,512
Pfizer, Inc.	10,886,367	271,832,584
sanofi-aventis ADR(b) (France)	4,800,000	199,440,000
Schering-Plough Corp.	10,734,550	225,962,277
Wyeth	3,266,800	151,154,836

		1,099,803,188

		2,201,222,222
INDUSTRIALS: 4.0%
CAPITAL GOODS: 1.2%
American Power Conversion Corp.	1,475,700	38,220,630
Fluor Corp.	1,840,300	118,478,514
Masco Corp.	2,459,000	75,442,120
Volvo A.B. ADR(b) (Sweden)	1,029,700	44,939,197

		277,080,461
COMMERCIAL SERVICES & SUPPLIES: 0.3%
Pitney Bowes, Inc.	1,603,450	66,928,003

Portfolio of Investments (unaudited)	September 30, 2005

COMMON STOCKS (continued)

	SHARES	VALUE
TRANSPORTATION: 2.5%
FedEx Corp.	3,225,250	$281,016,033
Union Pacific Corp.	4,273,700	306,424,290

		587,440,323

		931,448,787
INFORMATION TECHNOLOGY: 8.8%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.3%
Freescale Semiconductor, Inc. Class A(a)	2,300,400	53,852,364
Freescale Semiconductor, Inc. Class B(a)	469,693	11,075,361

		64,927,725
SOFTWARE & SERVICES: 2.5%
BMC Software, Inc.(a)	4,525,100	95,479,610
Computer Sciences Corp.(a)	3,916,400	185,284,884
Compuware Corp.(a)	6,938,700	65,917,650
Electronic Data Systems Corp.	10,083,700	226,278,228

		572,960,372
TECHNOLOGY, HARDWARE & EQUIPMENT: 6.0%
Avaya, Inc.(a)	9,488,250	97,728,975
Hewlett-Packard Co.	20,651,431	603,021,785
Hitachi Ltd. ADR(b) (Japan)	1,090,000	69,095,100
Motorola, Inc.	10,500,600	231,958,254
NCR Corp.(a)	2,231,850	71,218,334
Sun Microsystems, Inc.(a)	22,145,000	86,808,400
Xerox Corp.(a)	18,304,050	249,850,282

		1,409,681,130

		2,047,569,227
MATERIALS: 4.5%
Akzo Nobel N.V. ADR(b) (Netherlands)	4,717,551	205,921,101
Alcoa, Inc.	1,115,550	27,241,731
Dow Chemical Co.	5,528,659	230,379,221
Engelhard Corp.	2,354,500	65,714,095
International Paper Co.	2,372,900	70,712,420
Lubrizol Corp.	254,000	11,005,820
NOVA Chemicals Corp.(b) (Canada)	1,442,870	53,097,616
Rio Tinto plc ADR(b) (United Kingdom)	1,455,600	239,155,080
Rohm and Haas Co.	2,102,800	86,488,164
Syngenta A.G. ADR(b) (Switzerland)	3,434,400	72,122,400

		1,061,837,648
TELECOMMUNICATION SERVICES: 0.3%
Vodafone Group plc ADR(b) (United Kingdom)	2,800,400	72,726,388

		72,726,388
UTILITIES: 1.1%
Duke Energy Corp.	6,762,300	197,256,291
FirstEnergy Corp.	1,300,100	67,761,212

		265,017,503

TOTAL COMMON STOCKS (Cost $10,277,593,026)		13,982,404,531

FIXED-INCOME SECURITIES: 32.6%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT AGENCY: 12.0%
U.S. TREASURY: 11.3%
U.S. Treasury Notes
1.625%, 10/31/05	$350,000,000	$349,535,200
1.875%, 11/30/05	250,000,000	249,394,500
1.875%, 1/31/06	425,000,000	422,376,900
2.25%, 4/30/06	300,000,000	297,046,800
3.50%, 11/15/06	8,500,000	8,441,231
2.875%, 11/30/06	350,000,000	344,982,400
3.125%, 1/31/07	400,000,000	394,656,400
3.75%, 5/15/08	200,000,000	197,859,400
3.625%, 7/15/09	375,000,000	367,456,125

		2,631,748,956
GOVERNMENT AGENCY: 0.7%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds 9.75%, 11/15/14	4,935,000	5,601,373
Small Business Administration (504)
Series 96-20L, 6.70%, 12/1/16	3,410,192	3,552,053
Series 97-20F, 7.20%, 6/1/17	5,447,769	5,734,962
Series 97-20I, 6.90%, 9/1/17	6,750,916	7,090,060
Series 98-20D, 6.15%, 4/1/18	9,112,971	9,442,783
Series 98-20I, 6.00%, 9/1/18	4,263,660	4,414,168
Series 99-20F, 6.80%, 6/1/19	6,482,981	6,870,643
Series 00-20D, 7.47%, 4/1/20	18,177,388	19,602,008
Series 00-20E, 8.03%, 5/1/20	7,500,749	8,245,962
Series 00-20G, 7.39%, 7/1/20	11,770,441	12,744,472
Series 00-20I, 7.21%, 9/1/20	6,770,865	7,333,408
Series 01-20G, 6.625%, 7/1/21	12,339,216	13,253,572
Series 03-20J, 4.92%, 10/1/23	24,185,739	24,324,662
Series 2008-20F, 4.57%, 6/1/25	48,350,999	47,471,911

		175,682,037

		2,807,430,993
MORTGAGE-RELATED SECURITIES: 11.3%
FEDERAL AGENCY CMO & REMIC: 1.6%
Dept. of Veterans Affairs
Trust 1995 1A-1, 7.213%, 2/15/25	1,681,234	1,758,655
Trust 1995-2C 3A, 8.793%, 6/15/25	1,025,892	1,119,715
Fannie Mae
SMBS I-1, 6.50%, 4/1/09	75,402	76,140
SMBS L-1, 5.00%, 1/1/06	29	29
Trust (GN) 1994-13J, 7.00%, 6/17/22	1,872,340	1,888,463
Trust 1992-4H, 7.50%, 2/25/07	701,260	709,955
Trust 1993-207 G, 6.15%, 4/25/23	6,841,854	6,907,906
Trust 2001-T7 A1, 7.50%, 2/25/41	8,181,328	8,592,797
Trust 2001-T8 A1, 7.50%, 7/25/41	9,023,345	9,487,986
Trust 2001-W3 A, 7.00%, 9/25/41	3,563,466	3,694,437
Trust 2002-33 A1, 7.00%, 6/25/32	8,422,676	8,809,588
Trust 2002-73 PM, 5.00%, 12/25/26	39,788,333	39,862,829
Trust 2002-W6 2A1, 7.00%, 6/25/42	8,423,251	8,778,036
Trust 2002-W8 A2, 7.00%, 6/25/42	9,310,229	9,704,014

Portfolio of Investments (unaudited)	September 30, 2005

FIXED-INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Fannie Mae (continued)
Trust 2003-37 HA, 5.00%, 7/25/13	$66,053,870	$66,165,355
Trust 2003-W2 1A1, 6.50%, 7/25/42	18,144,494	18,762,617
Trust 2003-W2 1A2, 7.00%, 7/25/42	7,527,053	7,808,449
Trust 2003-W4 4A, 7.50%, 10/25/42	11,045,340	11,638,694
Trust 2004-W2 5A, 7.50%, 3/25/44	43,026,250	45,396,911
Freddie Mac
Series (GN) 16 PK, 7.00%, 8/25/23	19,706,563	20,332,924
Series 1078 GZ, 6.50%, 5/15/21	1,762,994	1,804,717
Series 1236 H, 7.25%, 4/15/07	946,200	960,998
Series 1512 I, 6.50%, 5/15/08	2,463,165	2,494,139
Series 1539 PL, 6.50%, 5/15/08	1,471,227	1,483,279
Series 1655 HB, 6.50%, 10/15/08	719,455	719,078
Series 2100 GS, 6.50%, 12/15/13	13,520,668	13,961,334
Series 2430 UC, 6.00%, 9/15/16	23,849,648	24,293,595
Series 2547 HA, 5.00%, 8/15/12	15,299,380	15,301,563
Series 2550 QP, 5.00%, 3/15/26	33,856,072	33,875,112

		366,389,315
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 9.7%
Fannie Mae
Pool 107047, 8.00%, 1/1/09	178,983	184,955
Pool 124668, 7.50%, 7/1/19	158,122	161,636
Pool 169231, 7.50%, 8/1/10	104,807	110,368
Pool 303787 15 Year, 6.50%, 3/1/11	1,275,007	1,318,993
Pool 313524 15 Year, 6.50%, 6/1/11	5,148,062	5,325,660
Pool 313958 15 Year, 6.50%, 1/1/13	3,374,345	3,491,601
Pool 323531 15 Year, 6.50%, 1/1/13	3,052,049	3,157,304
Pool 323560 15 Year, 5.50%, 1/1/14	14,556,397	14,791,370
Pool 323580 15 Year, 5.50%, 2/1/14	62,785,972	63,799,481
Pool 323585 15 Year, 5.50%, 2/1/14	35,895,448	36,474,882
Pool 323623 15 Year, 6.00%, 3/1/14	6,703,510	6,896,673
Pool 362446 15 Year, 7.00%, 12/1/07	738,888	756,259
Pool 44047, 7.00%, 12/1/07	441,870	448,595
Pool 535493 15 Year, 7.50%, 9/1/15	4,466,727	4,724,167
Pool 535672 15 Year, 6.00%, 1/1/16	4,594,373	4,727,513
Pool 535691 15 Year, 7.50%, 1/1/16	3,405,884	3,602,182
Pool 535849 15 Year, 7.00%, 7/1/11	843,574	867,828
Pool 535863 15 Year, 6.00%, 3/1/16	5,441,235	5,598,916
Pool 545033 15 Year, 7.50%, 12/1/15	7,978,165	8,437,986
Pool 545058 15 Year, 6.50%, 8/1/11	3,382,883	3,499,586
Pool 545302 15 Year, 5.50%, 11/1/16	19,385,466	19,682,483
Pool 545343 15 Year, 7.50%, 12/1/16	5,167,476	5,465,303
Pool 545348 15 Year, 5.50%, 12/1/16	8,293,811	8,420,885
Pool 545469 15 Year, 6.50%, 8/1/15	2,609,790	2,701,272
Pool 545705 15 Year, 6.50%, 6/1/17	22,521,362	23,295,809
Pool 545833 15 Year, 6.00%, 7/1/17	23,780,901	24,466,231
Pool 545961 15 Year, 5.50%, 2/1/14	11,538,593	11,724,852
Pool 545977 15 Year, 5.50%, 8/1/15	11,861,925	12,053,404
Pool 555066 15 Year, 5.50%, 9/1/14	14,741,808	14,979,775
Pool 555243 15 Year, 6.00%, 3/1/17	6,316,989	6,499,016
Pool 555364 15 Year, 6.00%, 3/1/18	10,299,651	10,596,301
Pool 555382 15 Year, 5.50%, 8/1/15	8,116,189	8,247,202
Pool 555439 15 Year, 6.00%, 3/1/18	9,643,526	9,921,278

	PAR VALUE	VALUE
Fannie Mae (continued)
Pool 555603 15 Year, 6.00%, 5/1/18	$25,555,089	$26,291,126
Pool 555803 20 Year, 6.50%, 1/1/22	13,875,622	14,282,114
Pool 555931 15 Year, 6.00%, 5/1/18	10,947,211	11,262,693
Pool 555961 15 Year, 6.00%, 3/1/18	9,001,671	9,261,085
Pool 563313,15 Year, 6.00%, 11/1/14	13,161,700	13,540,959
Pool 589416 15 Year, 6.00%, 7/1/16	5,453,155	5,610,307
Pool 629568 10 Year, 6.00%, 1/1/12	10,792,475	11,078,780
Pool 634364 10 Year, 6.00%, 3/1/12	10,605,735	10,889,295
Pool 638431 10 Year, 6.00%, 3/1/12	9,085,009	9,328,856
Pool 643517 10 Year, 6.00%, 4/1/12	8,568,516	8,799,393
Pool 70255, 7.50%, 9/1/07	278,366	283,963
Pool 725058 15 Year, 5.50%, 4/1/18	25,790,233	26,185,382
Pool 725073 15 Year, 5.50%, 6/1/18	28,420,731	28,856,183
Pool 725074 15 Year, 6.50%, 11/1/18	21,424,874	22,161,616
Pool 725135 15 Year, 6.00%, 5/1/18	14,517,956	14,936,342
Pool 725160 15 Year, 6.50%, 4/1/18	28,586,555	29,569,567
Pool 725172 15 Year, 6.00%, 12/1/17	20,440,681	21,030,342
Pool 725194 15 Year, 6.00%, 12/1/18	3,307,666	3,402,987
Pool 725224 15 Year, 6.50%, 3/1/16	8,973,455	9,283,021
Pool 725226 15 Year, 6.50%, 7/1/18	68,406,727	70,759,044
Pool 725240 15 Year, 6.00%, 3/1/18	11,860,759	12,202,568
Pool 725255 15 Year, 6.00%, 3/1/16	39,282,659	40,415,862
Pool 725273 15 Year, 6.00%, 12/1/15	53,594,718	55,140,787
Pool 725336 15 Year, 6.00%, 4/1/16	8,643,816	8,892,891
Pool 725343 15 Year, 6.50%, 12/1/14	20,439,985	21,150,262
Pool 725344 15 Year, 6.50%, 12/1/14	27,735,609	28,699,405
Pool 725354 15 Year, 6.50%, 10/1/18	19,604,026	20,291,212
Pool 725432 15 Year, 7.00%, 11/1/18	33,058,719	34,550,520
Pool 725513 15 Year, 6.00%, 12/1/18	63,666,085	65,500,643
Pool 725514 15 Year, 6.00%, 5/1/16	51,969,910	53,467,439
Pool 725518 15 Year, 7.50%, 8/1/17	74,468,739	78,753,902
Pool 725574 15 Year, 6.50%, 7/1/15	15,284,634	15,810,730
Pool 725729 15 Year, 6.00%, 12/1/16	19,774,865	20,345,318
Pool 725790 15 Year, 6.00%, 11/1/17	16,190,645	16,657,183
Pool 725860 15 Year, 5.50%, 7/1/16	58,975,146	59,950,126
Pool 725862 15 Year, 6.00%, 8/1/17	13,174,650	13,554,705
Pool 725868 15 Year, 6.50%, 9/1/16	31,973,621	33,074,151
Pool 725952 15 Year, 6.00%, 12/1/13	45,926,286	47,251,140
Pool 725958 15 Year, 6.00%, 11/1/17	54,733,251	56,310,406
Pool 735005 10 Year, 6.00%, 10/1/14	11,683,168	12,030,389
Pool 735492 15 Year, 6.00%, 11/1/17	185,130,429	190,465,020
Pool 735728 15 Year, 6.00%, 7/1/20	84,731,568	87,173,134
Pool 735729 15 Year, 5.50%, 12/1/19	68,103,679	69,197,267
Pool 786844 15 Year, 6.50%, 9/1/16	16,305,621	16,877,126
Fannie Mae Multifamily DUS
Pool 323350, 5.614%, 11/1/08	3,133,896	3,189,045
Pool 323492, 5.988%, 1/1/09	6,643,427	6,833,621
Pool 380735, 5.965%, 10/1/08	20,630,540	21,156,238
Pool 381130, 5.57%, 1/1/06	5,862,849	5,853,967
Pool 545316, 5.636%, 12/1/11	5,248,808	5,456,400
Pool 545387, 5.862%, 1/1/12	9,555,340	10,042,941
Pool 545685, 6.017%, 4/1/12	30,756,870	32,469,927

Portfolio of Investments (unaudited)	September 30, 2005

FIXED-INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Freddie Mac
Group 18-0468, 8.00%, 2/1/08	$62,232	$63,736
Group 25-3827, 7.50%, 2/1/08	83	83
Group 27-2784, 7.25%, 1/1/08	441	447
Group 30-9878, 8.75%, 5/1/10	60,177	63,005
Group 55-5062, 8.00%, 11/1/10	302,998	311,399
Group 55-5098, 8.25%, 2/1/17	30,308	31,155
Freddie Mac Gold
Group (GN) G80063 15 Year, 7.75%, 7/25/21	1,838,791	1,944,734
Group (GN) G80126 15 Year, 7.47%, 3/17/23	654,993	694,378
Group D64097, 8.50%, 1/1/23	317,515	332,490
Group E00210 15 Year, 7.00%, 5/1/08	1,297,326	1,346,504
Group E00573 15 Year, 6.00%, 10/1/13	5,604,111	5,759,619
Group E00659 15 Year, 6.00%, 4/1/14	19,172,626	19,704,645
Group E61328 15 Year, 7.00%, 8/1/09	1,476,961	1,539,845
Group E78398 15 Year, 6.50%, 7/1/14	5,526,644	5,709,722
Group G10569 15 Year, 7.00%, 12/1/08	1,920,845	1,981,350
Group G11122 15 Year, 6.50%, 5/1/16	8,336,396	8,610,126
Group G11152 15 Year, 7.00%, 4/1/15	1,063,330	1,105,035
Group G11265 15 Year, 6.00%, 9/1/15	4,245,595	4,363,420
Group G11281 15 Year, 6.00%, 5/1/16	5,566,095	5,721,040
Group G11323 15 Year, 6.50%, 8/1/17	9,214,316	9,514,028
Group G11334 15 Year, 6.50%, 11/1/17	10,646,016	10,995,584
Group G11346 15 Year, 6.50%, 3/1/17	14,512,546	14,984,593
Group G11409 15 Year, 6.00%, 5/1/17	27,787,013	28,560,092
Group G11421 15 Year, 6.50%, 12/1/17	14,953,641	15,440,036
Group G11431 15 Year, 6.00%, 2/1/18	21,780,672	22,386,644
Group G11459 15 Year, 6.50%, 8/1/17	4,226,648	4,364,127
Group G11465 15 Year, 6.50%, 9/1/18	7,438,561	7,680,514
Group G11477 15 Year, 5.50%, 8/1/14	24,465,692	24,870,300
Group G11498 15 Year, 6.50%, 3/1/18	14,519,843	14,992,128
Group G11572 15 Year, 6.00%, 10/1/14	19,703,519	20,252,740
Group G11589 15 Year, 6.00%, 10/1/18	16,908,424	17,379,734
Group G11593 15 Year, 6.00%, 6/1/16	70,130,804	72,076,857
Group G11608 15 Year, 5.50%, 1/1/17	26,688,010	27,129,371
Group G11610 15 Year, 6.00%, 10/1/16	50,016,902	51,404,816
Group P60086 15 Year, 6.50%, 11/1/14	25,451,973	25,822,553
Ginnie Mae
Pool 288558, 7.97%, 4/15/20	552,679	584,132
Pool 288564, 7.97%, 5/15/20	537,453	575,010
Pool 294442, 7.97%, 8/15/20	376,026	399,875
Pool 294443, 7.97%, 8/15/20	603,997	642,295
Pool 299080, 7.97%, 10/15/20	641,890	684,197
Pool 299084, 7.97%, 1/15/21	589,485	627,754
Pool 780729, 7.50%, 1/15/08	1,012,238	1,029,027
Pool 781321, 7.50%, 11/15/24	5,023,555	5,345,552
Pool 781322, 7.50%, 10/15/25	2,310,035	2,445,850

		2,255,477,688
PRIVATE LABEL CMO & REMIC SECURITIES: 0.0%(e)
Union Planters Mortgage Finance Corp. 7.70%, 12/25/24	6,413,324	6,711,598

		2,628,578,601

	PAR VALUE	VALUE
CORPORATE: 9.3%
FINANCIALS: 1.8%
BankAmerica Capital II(c) 8.00%, 12/15/26, Callable 2006	$14,615,000	$15,658,511
BankAmerica Capital Trust VI(c) 5.625%, 3/8/35	10,000,000	9,740,110
Boston Properties, Inc.
6.25%, 1/15/13	44,290,000	46,935,929
5.625%, 4/15/15	29,500,000	30,146,374
Citicorp Capital Trust I(c) 7.933%, 2/15/27, Callable 2007	12,540,000	13,502,821
Citigroup, Inc. (First Nationwide) 10.00%, 10/1/06	4,945,000	5,192,913
EOP Operating Limited Partnership(f)
8.10%, 8/1/10	10,000,000	11,221,680
7.00%, 7/15/11	29,675,000	32,380,737
6.75%, 2/15/12	19,933,000	21,558,098
5.875%, 1/15/13	31,215,000	32,264,042
4.75%, 3/15/14	15,000,000	14,446,425
JPMorgan Chase (Bank One) 6.50%, 2/1/06	12,275,000	12,366,657
JPMorgan Chase (Bank One) Capital III(c) 8.75%, 9/1/30	23,760,000	32,076,689
Safeco Corp.
7.25%, 9/1/12	13,672,000	15,346,683
4.875%, 2/1/10	15,131,000	15,095,745
St. Paul Travelers Companies, Inc.
5.00%, 3/15/13	10,250,000	10,042,345
8.125%, 4/15/10	19,885,000	22,391,723
UnumProvident Corp.
7.19%, 2/1/28	8,500,000	7,854,383
6.75%, 12/15/28	21,495,000	20,136,258
7.625%, 3/1/11	28,150,000	29,776,057
7.375%, 6/15/32	12,315,000	12,110,029
UnumProvident Corp. (Provident Companies, Inc.) 7.25%, 3/15/28	7,520,000	7,317,652

		417,561,861
INDUSTRIALS: 7.2%
Amerada Hess Corp. 7.875%, 10/1/29	26,780,000	32,845,857
AT&T Corp.
9.05%, 11/15/11	27,972,000	31,503,465
9.75%, 11/15/31	97,500,000	123,459,375
CIGNA Corp.
7.00%, 1/15/11	14,705,000	16,040,876
6.375%, 10/15/11	17,820,000	19,058,811
7.65%, 3/1/23	9,745,000	11,531,863
7.875%, 5/15/27	12,157,000	15,056,347
8.30%, 1/15/33	9,050,000	11,450,684
Comcast Corp. 5.30%, 1/15/14	58,050,000	57,898,954
Cox Communications, Inc.
5.45%, 12/15/14	57,955,000	57,578,003
5.50%, 10/1/15	15,265,000	15,172,326
Dillard’s, Inc.
6.30%, 2/15/08	6,000,000	6,030,000
7.85%, 10/1/12	14,000,000	14,630,000
7.875%, 1/1/23	5,000,000	4,950,000

Portfolio of Investments (unaudited)	September 30, 2005

FIXED-INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Dillard’s, Inc.
7.375%, 6/1/06	$25,275,000	$25,717,312
7.13%, 8/1/18	4,956,000	4,708,200
7.00%, 12/1/28	10,983,000	10,104,360
Dow Chemical Co.
4.027%, 9/30/09(d)	24,425,000	23,674,346
6.00%, 10/1/12	5,800,000	6,141,985
7.375%, 11/1/29	30,170,000	36,833,165
Electronic Data Systems Corp.
6.50%, 8/1/13	44,885,000	45,978,758
Ford Motor Credit Co.
7.375%, 2/1/11	52,310,000	50,034,829
7.25%, 10/25/11	142,415,000	135,178,039
GMAC
6.125%, 1/22/08	5,465,000	5,276,851
5.125%, 5/9/08	9,065,000	8,438,545
7.75%, 1/19/10	35,100,000	34,022,641
6.875%, 9/15/11	161,220,000	146,647,808
HCA, Inc.
8.75%, 9/1/10	27,750,000	30,647,100
7.875%, 2/1/11	23,798,000	25,507,387
6.95%, 5/1/12	14,090,000	14,493,467
6.25%, 2/15/13	34,250,000	33,854,070
6.75%, 7/15/13	17,950,000	18,264,179
5.75%, 3/15/14	9,285,000	8,850,202
Health Net, Inc. 9.875%, 4/15/11	41,070,000	48,192,811
Hewlett-Packard Co. 5.50%, 7/1/07	21,210,000	21,534,513
International Paper Co. 5.25%, 4/1/16	24,500,000	23,713,354
Lockheed Martin Corp.
7.65%, 5/1/16	18,500,000	22,403,315
7.75%, 5/1/26	8,500,000	10,746,669
Federated Department Stores, Inc. (May Department Stores Co.)
7.625%, 8/15/13	5,900,000	6,713,622
7.45%, 10/15/16	9,300,000	10,602,325
7.875%, 3/1/30	13,440,000	16,021,300
6.90%, 1/15/32	54,484,000	58,355,851
8.125%, 8/15/35, Callable 2015	12,825,000	14,454,891
7.875%, 8/15/36, Callable 2016	10,440,000	11,819,876
Raytheon Co. 6.75%, 8/15/07	20,476,000	21,158,506
Time Warner, Inc. (AOL Time Warner)
7.625%, 4/15/31	92,450,000	108,307,948
7.70%, 5/1/32	36,575,000	43,302,020
Wyeth
5.50%, 3/15/13	24,500,000	25,126,220
5.50%, 2/1/14	63,950,000	65,531,420
Wyeth (American Home Products)
6.95%, 3/15/11	7,950,000	8,732,948
Xerox Corp.
7.125%, 6/15/10	13,800,000	14,524,500
6.875%, 8/15/11	50,680,000	52,960,600
7.20%, 4/1/16	10,000,000	10,900,000

		1,676,682,494

	PAR VALUE	VALUE
TRANSPORTATION: 0.3%
Burlington Northern Santa Fe Railway 4.967%, 4/1/23	$12,065,000	$12,022,290
Consolidated Rail Corp. 6.76%, 5/25/15, Callable 2005	4,437,291	4,705,747
CSX Transportation, Inc. 9.75%, 6/15/20	5,351,000	7,481,442
FedEx Corp.(b) 6.72%, 1/15/22	5,769,389	6,325,846
Norfolk Southern Corp. 9.75%, 6/15/20	7,389,000	10,536,308
Union Pacific Corp. 6.33%, 1/2/20	39,275,930	42,069,234

		83,140,867

		2,177,385,222

TOTAL FIXED-INCOME SECURITIES (Cost $7,573,856,571)		7,613,394,816

SHORT-TERM INVESTMENTS: 7.7%

	PAR VALUE	VALUE
SSgA Prime Money Market Fund	$116,840,402	$116,840,402
State Street Repurchase Agreement, 3.00%, 10/3/05, maturity value $375,892,950 (collateralized by U.S. Treasury Securities, value $383,318,000, 2.00%-6.875%, 5/15/06-5/31/06)	375,799,000	375,799,000
U.S. Treasury Bills
10/20/05	300,000,000	299,486,736
11/3/05	125,000,000	124,608,583
11/17/05	250,000,000	248,894,357
12/1/05	200,000,000	198,863,028
12/8/05	125,000,000	124,203,125
12/22/05	125,000,000	124,002,049
1/19/06	100,000,000	98,922,916
2/9/06	100,000,000	98,692,728

TOTAL SHORT-TERM INVESTMENTS (Cost $1,810,312,924)		1,810,312,924

TOTAL INVESTMENTS (Cost $19,661,762,521)	100.1%	23,406,112,271
OTHER ASSETS LESS LIABILITIES	(0.1%)	(24,289,020)

TOTAL NET ASSETS	100.0%	$23,381,823,251

(a)	Non-income producing
(b)	Foreign security denominated in U.S. dollars
(c)	Cumulative preferred security
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2005, all such securities in total represented $23,674,346 or 0.1% of total net assets.

(e)	Rounds to 0.0%
(f)	EOP Operating Limited Partnership is the operating partnership of Equity Office Properties Trust.

When two issuers are identified, the first name refers to the acquirer or successor obligor, and the second name (within the parentheses) refers to the original issuer of the instrument.

CMO: Collateralized Mortgage Obligation

REMIC: Real Estate Mortgage Investment Conduit

Notes to Portfolio of Investments (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at market, using as a price the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed-income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques. Valuations of fixed-income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2005, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $3,744,349,750 of which $4,007,988,120 represented appreciated securities and $263,638,370 represented depreciated securities.

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and semi-annual report.

DODGE & COX INCOME FUND

Portfolio of Investments (unaudited)

September 30, 2005

FIXED-INCOME SECURITIES: 97.7%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT AGENCY: 37.3%
U.S. TREASURY: 35.1%
U.S. Treasury Notes
1.875%, 11/30/05	$150,000,000	$149,636,700
1.875%, 1/31/06	435,000,000	432,315,180
1.625%, 2/28/06	500,000,000	495,488,500
4.625%, 5/15/06	450,000,000	451,564,650
6.625%, 5/15/07	415,000,000	431,097,435
3.00%, 11/15/07	475,000,000	463,866,950
3.125%, 10/15/08	125,000,000	121,211,000
3.25%, 1/15/09	400,000,000	388,453,200
3.625%, 7/15/09	335,000,000	328,260,805

		3,261,894,420
GOVERNMENT AGENCY: 2.2%
Small Business Administration (504)
Series 91-20K, 8.25%, 11/1/11	786,232	824,565
Series 92-20B, 8.10%, 2/1/12	455,011	478,435
Series 92-20C, 8.20%, 3/1/12	1,149,210	1,211,540
Series 92-20D, 8.20%, 4/1/12	797,087	835,522
Series 92-20G, 7.60%, 7/1/12	1,754,955	1,834,402
Series 92-20H, 7.40%, 8/1/12	971,123	1,013,694
Series 92-20I, 7.05%, 9/1/12	1,255,924	1,306,166
Series 92-20J, 7.00%, 10/1/12	1,991,595	2,062,392
Series 92-20K, 7.55%, 11/1/12	2,298,625	2,398,456
Series 92-20L, 7.45%, 12/1/12	1,105,896	1,153,854
Series 93-20B, 7.00%, 2/1/13	1,287,923	1,338,568
Series 93-20C, 6.50%, 3/1/13	3,999,528	4,129,958
Series 93-20D, 6.75%, 4/1/13	1,719,337	1,776,500
Series 93-20E, 6.55%, 5/1/13	5,098,882	5,258,227
Series 93-20F, 6.65%, 6/1/13	2,246,637	2,321,744
Series 93-20L, 6.30%, 12/1/13	3,408,820	3,507,213
Series 94-20L, 6.50%, 1/1/14	3,457,202	3,569,979
Series 94-20D, 7.70%, 4/1/14	1,231,092	1,290,755
Series 94-20E, 7.75%, 5/1/14	3,174,541	3,330,674
Series 94-20F, 7.60%, 6/1/14	2,011,251	2,108,700
Series 94-20G, 8.00%, 7/1/14	1,201,397	1,267,501
Series 94-20H, 7.95%, 8/1/14	1,314,322	1,387,532
Series 94-20I, 7.85%, 9/1/14	1,708,759	1,803,780
Series 94-20K, 8.65%, 11/1/14	1,307,051	1,386,703
Series 94-20L, 8.40%, 12/1/14	1,504,960	1,594,733
Series 95-20A, 8.50%, 1/1/15	580,989	617,279
Series 95-20C, 8.10%, 3/1/15	1,056,457	1,119,986
Series 97-20E, 7.30%, 5/1/17	2,237,015	2,356,311
Series 97-20J, 6.55%, 10/1/17	3,017,665	3,144,117
Series 98-20C, 6.35%, 3/1/18	10,986,782	11,440,763
Series 98-20H, 6.15%, 8/1/18	3,987,668	4,141,315
Series 98-20L, 5.80%, 12/1/18	2,359,780	2,432,178
Series 99-20C, 6.30%, 3/1/19	2,686,863	2,809,981
Series 99-20G, 7.00%, 7/1/19	6,783,634	7,231,264
Series 99-20I, 7.30%, 9/1/19	2,197,882	2,365,337
Series 01-20G, 6.625%, 7/1/21	14,537,248	15,614,482
Series 02-20L, 5.10%, 12/1/22	8,508,730	8,626,511
Series 04-20L, 4.87%, 12/1/24	9,003,430	9,013,516

	PAR VALUE	VALUE
Small Business Administration (continued)
Series 05-20B, 4.625%, 2/1/25	$11,721,261	$11,559,295
Series 05-20C, 4.95%, 3/1/25	7,876,892	7,912,742
Series 05-20E, 4.84%, 5/1/25	23,025,000	22,987,301
Series 05-20G, 4.75%, 7/1/25	19,975,000	19,821,396
Series 05-20I, 4.76%, 9/1/25	23,545,001	23,362,121

		205,747,488

		3,467,641,908
MORTGAGE-RELATED SECURITIES: 31.8%
FEDERAL AGENCY CMO & REMIC: 5.5%
Dept. of Veterans Affairs
Trust 1995-2D-4A, 9.293%, 5/15/25	626,055	671,807
Trust 1997-2Z, 7.50%, 6/15/27	42,553,844	45,210,340
Trust 1998-1 1A, 8.155%, 10/15/27	1,826,452	1,935,864
Fannie Mae
Trust 1994-28 H, 6.25%, 3/25/23	947,026	947,540
Trust 1994-72 J, 6.00%, 6/25/23	9,000,000	9,128,947
Trust 1998-58 PC, 6.50%, 10/25/28	25,182,220	26,044,222
Trust 1998-58 PX, 6.50%, 9/25/28	4,514,944	4,670,660
Trust 2001-79 BA, 7.00%, 3/25/45	4,222,862	4,387,466
Trust 2001-T10 A1, 7.00%, 12/25/41	13,055,882	13,588,695
Trust 2001-T4 A1, 7.50%, 7/25/41	7,689,515	8,144,427
Trust 2002-33 A1, 7.00%, 6/25/32	9,151,500	9,571,893
Trust 2002-47 QC, 5.50%, 11/25/14	6,753,758	6,750,879
Trust 2002-90 A1, 6.50%, 6/25/42	17,213,874	17,720,590
Trust 2002-W6 2A1, 7.00%, 6/25/42	14,867,713	15,493,936
Trust 2002-W8 A2, 7.00%, 6/25/42	7,486,923	7,803,589
Trust 2003-07 A1, 6.50%, 12/25/42	20,680,311	21,370,347
Trust 2003-W1 1A1, 6.50%, 12/25/42	29,677,325	30,551,120
Trust 2003-W1 2A, 7.50%, 12/25/42	13,209,910	13,908,198
Trust 2003-W2 1A2, 7.00%, 7/25/42	48,657,258	50,476,290
Trust 2003-W4 3A, 7.00%, 10/25/42	14,470,600	15,071,800
Trust 2004-W2 5A, 7.50%, 3/25/44	68,030,935	71,779,303
Trust 2004-W8 3A, 7.50%, 6/25/44	35,891,080	38,051,791
Trust 2005-W1 1A3, 7.00%, 10/25/44	35,352,390	36,827,699
Freddie Mac
Series (GN) 37 I, 6.00%, 6/17/22	5,436,298	5,463,057
Series 1565 G, 6.00%, 8/15/08	3,449,938	3,496,544
Series 1601 PJ, 6.00%, 10/15/08	16,085,631	16,311,948
Series 2439 LG, 6.00%, 9/15/30	19,210,204	19,458,538
Series T-48 1A, 7.103%, 7/25/33	13,260,659	13,778,280
Ginnie Mae 7.25%, 7/16/28	6,614,514	6,792,077

		515,407,847
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 26.1%
Fannie Mae Pool 151777, 8.00%, 1/1/12	244,598	253,718
Pool 254307 15 Year, 6.00%, 5/1/17	5,766,705	5,932,797
Pool 254591 15 Year, 5.50%, 1/1/18	16,141,823	16,384,880
Pool 260892, 8.00%, 8/1/22	112,843	117,029
Pool 313839 15 Year, 6.50%, 11/1/12	2,720,839	2,788,330
Pool 323099 15 Year, 6.00%, 4/1/13	3,843,470	3,954,221
Pool 323623 15 Year, 6.00%, 3/1/14	4,707,685	4,843,338

Portfolio of Investments (unaudited)	September 30, 2005

FIXED-INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Fannie Mae (continued)
Pool 323787 15 Year, 6.00%, 6/1/14	$3,803,289	$3,913,505
Pool 340181 15 Year, 7.00%, 12/1/10	1,716,502	1,789,115
Pool 353892 15 Year, 8.00%, 8/1/10	100,046	102,677
Pool 362447 15 Year, 7.00%, 7/1/08	674,602	693,420
Pool 535170 15 Year, 5.50%, 9/1/14	35,542,808	36,116,550
Pool 535829 15 Year, 7.50%, 11/1/14	1,216,421	1,262,932
Pool 535860 15 Year, 5.50%, 4/1/16	16,181,998	16,429,932
Pool 535867 15 Year, 7.00%, 12/1/11	1,047,032	1,094,019
Pool 545404 15 Year, 6.00%, 1/1/17	21,835,743	22,465,016
Pool 545415 15 Year, 6.00%, 1/1/17	17,590,710	18,097,648
Pool 545723, 7.00%, 4/1/32	6,169,669	6,458,540
Pool 545774 15 Year, 6.50%, 7/1/17	24,330,544	25,168,302
Pool 545833 15 Year, 6.00%, 7/1/17	39,504,166	40,642,616
Pool 545898 15 Year, 5.50%, 9/1/17	791,976	803,901
Pool 545900 15 Year, 5.50%, 7/1/17	14,212,255	14,430,010
Pool 545968 15 Year, 5.50%, 10/1/17	11,182,176	11,350,552
Pool 545977 15 Year, 5.50%, 8/1/15	12,260,548	12,458,461
Pool 555066 15 Year, 5.50%, 9/1/14	16,081,171	16,340,757
Pool 555143 15 Year, 6.00%, 11/1/17	22,410,769	23,056,613
Pool 555155 15 Year, 6.00%, 1/1/18	6,391,077	6,575,259
Pool 555341 15 Year, 6.00%, 2/1/18	25,989,693	26,738,248
Pool 555352 15 Year, 5.50%, 3/1/18	16,274,330	16,519,382
Pool 555382 15 Year, 5.50%, 8/1/15	6,590,345	6,696,728
Pool 555439 15 Year, 6.00%, 3/1/18	15,714,071	16,166,668
Pool 555932 15 Year, 6.00%, 4/1/18	21,631,890	22,257,905
Pool 589416 15 Year, 6.00%, 7/1/16	8,098,463	8,331,848
Pool 603083 15 Year, 5.50%, 1/1/17	12,313,911	12,502,581
Pool 70255, 7.50%, 9/1/07	315,239	321,578
Pool 725049 15 Year, 5.50%, 2/1/18	26,838,910	27,250,126
Pool 725074 15 Year, 6.50%, 11/1/18	21,428,331	22,165,191
Pool 725197 15 Year, 6.50%, 1/1/18	33,645,717	34,802,699
Pool 725240 15 Year, 6.00%, 3/1/18	26,221,681	26,977,350
Pool 725255 15 Year, 6.00%, 3/1/16	38,632,864	39,747,322
Pool 725271 15 Year, 6.00%, 2/1/19	91,490,369	94,126,982
Pool 725272 15 Year, 6.00%, 1/1/19	39,559,379	40,699,420
Pool 725273 15 Year, 6.00%, 12/1/15	24,186,463	24,884,180
Pool 725417 15 Year, 6.50%, 4/1/18	82,039,427	84,860,534
Pool 725511 15 Year, 6.50%, 6/1/18	57,372,668	59,345,554
Pool 725512 15 Year, 6.50%, 3/1/17	24,424,281	25,264,164
Pool 725513 15 Year, 6.00%, 12/1/18	17,828,123	18,341,846
Pool 725518 15 Year, 7.50%, 8/1/17	32,507,980	34,378,590
Pool 725582 20 Year, 6.50%, 5/1/22	10,305,058	10,566,889
Pool 725678 15 Year, 6.00%, 2/1/19	40,938,640	42,118,429
Pool 725680 15 Year, 6.50%, 7/1/17	38,554,168	39,879,938
Pool 725767 15 Year, 6.00%, 7/1/19	33,871,404	34,847,527
Pool 725810 15 Year, 6.00%, 8/1/19	26,901,630	27,676,894
Pool 725879 15 Year, 6.00%, 8/1/19	45,310,878	46,622,150
Pool 735067 15 Year, 6.00%, 1/1/19	39,382,084	40,517,016
Pool 735070 20 Year, 6.50%, 10/1/24	38,361,280	39,754,434
Pool 735369 20 Year, 6.50%, 4/1/19	48,130,948	49,997,065
Pool 735481 15 Year, 6.00%, 8/1/18	9,300,163	9,568,027
Pool 735482 15 Year, 6.00%, 2/1/19	13,041,326	13,417,157
Pool 735492 15 Year, 6.00%, 11/1/17	87,254,850	89,769,126

	PAR VALUE	VALUE
Fannie Mae (continued)
Pool 735523 15 Year, 6.00%, 12/1/19	$89,301,564	$91,875,099
Pool 735593 15 Year, 6.00%, 8/1/19	24,661,169	25,371,867
Pool 735661 15 Year, 5.50%, 12/1/17	52,384,133	53,172,912
Pool 735930 15 Year, 5.50%, 12/1/18	141,555,677	143,545,950
Pool 735932 15 Year, 5.50%, 1/1/18	5,019,751	5,090,329
Pool 745020 15 year, 5.50%, 4/1/18	30,592,101	31,022,226
Pool 789278 15 Year, 6.50%, 6/1/17	17,731,585	18,347,747
Fannie Mae Multifamily DUS
Pool 160329, 7.15%, 10/1/15	6,388,793	7,063,556
Pool 323822, 6.528%, 7/1/09	6,753,788	7,085,767
Pool 545059, 6.227%, 5/1/11	39,631,818	42,058,034
Pool 545209, 6.126%, 10/1/11	42,205,178	44,715,687
Pool 545685, 6.017%, 4/1/12	29,298,618	30,930,455
Pool 555191, 4.821%, 2/1/13	23,274,891	23,297,064
Freddie Mac
Group 18-8028, 8.00%, 1/1/08	20,407	20,973
Group 26-0671, 8.25%, 5/1/09	636	643
Group 27-2784, 7.25%, 1/1/08	571	579
Group 29-0537, 8.00%, 5/1/09	21,975	22,276
Group 29-2668, 8.00%, 8/1/09	13,574	13,760
Group 53-0142, 7.50%, 10/1/08	9,310	9,492
Series 2374 QG, 6.00%, 2/15/30	5,009,433	5,026,169
Freddie Mac Gold
Group (GN) G80061, 7.90%, 2/17/21	3,898,684	4,137,654
Group C90457 20 Year, 6.50%, 7/1/21	4,117,613	4,265,795
Group C90544 20 Year, 6.50%, 4/1/22	3,102,431	3,211,962
Group E00543 15 Year, 6.00%, 4/1/13	1,807,628	1,857,788
Group E00549 15 Year, 6.00%, 5/1/13	1,163,851	1,196,146
Group E00592 15 Year, 6.00%, 12/1/13	11,909,598	12,240,076
Group E00593 15 Year, 5.50%, 11/1/13	26,395,835	26,820,628
Group E00659 15 Year, 6.00%, 4/1/14	6,465,809	6,645,228
Group E01007 15 Year, 6.00%, 8/1/16	16,560,221	17,020,953
Group E01127 15 Year, 6.50%, 2/1/17	4,411,266	4,554,751
Group E01138 15 Year, 6.50%, 3/1/17	4,731,878	4,885,806
Group E78398 15 Year, 6.50%, 7/1/14	9,244,229	9,550,458
Group E81526 15 Year, 6.50%, 11/1/14	1,427,478	1,474,765
Group E85740 15 Year, 5.50%, 10/1/16	7,406,556	7,519,583
Group G01635, 7.00%, 4/1/31	34,740,883	36,421,973
Group G10139 15 Year, 7.00%, 11/1/08	244,957	251,658
Group G10446 15 Year, 6.50%, 2/1/11	1,026,315	1,059,847
Group G10692 15 Year, 6.50%, 6/1/12	2,173,540	2,244,973
Group G11029 15 Year, 6.50%, 4/1/12	2,377,226	2,454,894
Group G11068 15 Year, 7.00%, 12/1/11	1,867,517	1,949,999
Group G11090 15 Year, 6.00%, 2/1/15	4,895,315	5,031,154
Group G11115 15 Year, 7.00%, 3/1/12	893,918	933,399
Group G11122 15 Year, 6.50%, 5/1/16	18,261,930	18,861,571
Group G11185 15 Year, 5.50%, 10/1/16	9,912,009	10,063,270
Group G11191 15 Year, 6.00%, 12/1/13	1,987,437	2,042,835
Group G11283 15 Year, 6.50%, 5/1/17	13,522,117	13,961,949
Group G11287 15 Year, 6.00%, 8/1/17	33,172,752	34,095,843
Group G11288 15 Year, 6.50%, 6/1/17	18,971,547	19,588,631
Group G11336 15 Year, 6.00%, 6/1/17	7,907,128	8,127,157
Group G11375 15 Year, 5.50%, 7/1/14	16,194,407	16,455,026

Portfolio of Investments (unaudited)	September 30, 2005

FIXED-INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Freddie Mac Gold (continued)
Group G11392 15 Year, 6.00%, 1/1/18	$19,162,176	$19,695,397
Group G11409 15 Year, 6.00%, 5/1/17	34,263,668	35,216,937
Group G11421 15 Year, 6.50%, 12/1/17	4,882,243	5,041,047
Group G11430 15 Year, 6.50%, 12/1/17	28,277,691	29,197,476
Group G11431 15 Year, 6.00%, 2/1/18	8,588,596	8,827,544
Group G11459 15 Year, 6.50%, 8/1/17	7,892,465	8,149,182
Group G11493 15 Year, 6.50%, 9/1/18	11,538,656	11,921,043
Group G11521 15 Year, 6.00%, 12/1/17	32,157,302	33,051,969
Group G11601 15 Year, 6.00%, 2/1/19	22,152,161	22,769,281
Group G11704 15 Year, 5.50%, 11/1/18	40,023,629	40,624,528
Ginnie Mae
Pool 289199, 7.80%, 6/15/20	235,263	250,713
Pool 289202, 7.80%, 7/15/20	246,645	262,834
Pool 289205, 7.80%, 7/15/20	224,831	238,681
Pool 296207, 7.80%, 8/15/20	675,978	720,363
Pool 296211, 7.80%, 9/15/20	282,034	300,540
Pool 296214, 7.80%, 10/15/20	270,151	287,871
Pool 303672, 7.80%, 11/15/20	269,494	287,177
Pool 303676, 7.80%, 1/15/21	692,385	732,965
Pool 307695, 7.80%, 1/15/21	415,745	443,025
Pool 780139, 7.50%, 5/15/25	3,832,656	4,058,245
Pool 780337, 7.25%, 2/15/06	1,559	1,562
Pool 780490 15 Year, 7.00%, 4/15/09	1,251,889	1,289,893
Pool 780710, 7.50%, 9/15/17	802,686	852,914
Pool 781321, 7.50%, 11/15/24	6,279,444	6,681,940
Pool 781454, 7.00%, 5/15/28	3,157,860	3,336,657

		2,422,473,827
PRIVATE LABEL CMO & REMIC SECURITIES: 0.2%
GSMPS Mortgage Loan Trust, Series 2004-4 1A4 8.50%, 6/25/34(b)	20,452,603	21,716,735

		2,959,598,409
ASSET-BACKED SECURITIES: 0.1%
CA Infrastructure and Econ. Dev. Bank Special Purpose Trust PGE-1 Rate Reduction Ctf. 1997-1 A-7 6.42%, 9/25/08	4,919,969	4,977,504
CA Infrastructure and Econ. Dev. Bank Special Purpose Trust SCE-1 Rate Reduction Ctf. 1997-1 A-6 6.38%, 9/25/08	4,271,754	4,324,539

		9,302,043
CORPORATE: 28.5%
FINANCIALS: 5.2%
BankAmerica Capital II(a) 8.00%, 12/15/26, Callable 2006	$7,640,000	8,185,496
BankAmerica Capital Trust VI(a) 5.625%, 3/8/35	21,450,000	20,892,536

	PAR VALUE	VALUE
Boston Properties, Inc.
5.00%, 6/1/15	$5,050,000	$4,925,103
6.25%, 1/15/13	50,036,000	53,025,201
5.625%, 4/15/15	34,195,000	34,944,247
Citicorp Capital Trust I(a) 7.933%, 2/15/27, Callable 2007	6,375,000	6,864,472
Citicorp Capital Trust II(a) 8.015%, 2/15/27	10,300,000	11,105,666
Citigroup, Inc. (First Nationwide) 10.00%, 10/1/06	4,065,000	4,268,795
EOP Operating Limited Partnership(c)
6.80%, 1/15/09	17,240,000	18,190,286
7.00%, 7/15/11	27,842,000	30,380,606
5.875%, 1/15/13	37,700,000	38,966,984
4.75%, 3/15/14	51,900,000	49,984,630
JPMorgan Chase (Bank One) Capital III(a) 8.75%, 9/1/30	19,130,000	25,826,055
Safeco Corp.
7.25%, 9/1/12	17,873,000	20,062,264
4.875%, 2/1/10	15,115,000	15,079,782
St. Paul Travelers Companies, Inc.
5.00%, 3/15/13	16,295,000	15,964,880
8.125%, 4/15/10	21,425,000	24,125,857
UnumProvident Corp.
7.19%, 2/1/28	11,640,000	10,755,884
7.625%, 3/1/11	40,405,000	42,738,954
7.375%, 6/15/32	29,670,000	29,176,172
UnumProvident Corp. (Provident Companies, Inc.) 7.25%, 3/15/28	15,370,000	14,956,424

		480,420,294
INDUSTRIALS: 22.3%
Amerada Hess Corp. 7.875%, 10/1/29	30,120,000	36,942,391
AT&T Corp.
9.05%, 11/15/11	37,705,000	42,465,256
9.75%, 11/15/31	113,325,000	143,497,781
CIGNA Corp.
7.00%, 1/15/11	13,565,000	14,797,312
6.375%, 10/15/11	28,650,000	30,641,691
7.65%, 3/1/23	3,330,000	3,940,595
7.875%, 5/15/27	27,615,000	34,200,957
Comcast Corp. 5.30%, 1/15/14	66,930,000	66,755,848
Cox Communications, Inc. 5.45%, 12/15/14	91,050,000	90,457,720
Dillard’s, Inc.
7.375%, 6/1/06	4,875,000	4,960,312
6.625%, 11/15/08	4,985,000	4,997,462
7.13%, 8/1/18	23,715,000	22,529,250
7.75%, 7/15/26	19,600,000	19,012,000
7.75%, 5/15/27	12,373,000	12,001,810
7.00%, 12/1/28	17,325,000	15,939,000
Dow Chemical Co.
4.027%, 9/30/09(b)	54,087,000	52,424,744
6.00%, 10/1/12	9,600,000	10,166,045

Portfolio of Investments (unaudited)	September 30, 2005

FIXED-INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Electronic Data Systems Corp. 6.50%, 8/1/13	$50,815,000	$52,053,260
Ford Motor Credit Co.
5.80%, 1/12/09	30,250,000	28,225,700
7.375%, 10/28/09	10,100,000	9,756,065
7.375%, 2/1/11	30,655,000	29,321,691
7.25%, 10/25/11	169,805,000	161,176,189
General Electric Co. 5.00%, 2/1/13	9,155,000	9,231,106
GMAC
6.125%, 1/22/08	4,510,000	4,354,730
5.125%, 5/9/08	2,030,000	1,889,713
7.75%, 1/19/10	27,875,000	27,019,405
6.875%, 9/15/11	217,090,000	197,467,886
HCA, Inc.
8.75%, 9/1/10	54,595,000	60,294,718
7.875%, 2/1/11	33,675,000	36,093,842
6.25%, 2/15/13	30,230,000	29,880,541
6.75%, 7/15/13	15,025,000	15,287,983
5.75%, 3/15/14	28,675,000	27,332,207
Health Net, Inc. 9.875%, 4/15/11	55,368,000	64,970,528
Hewlett-Packard Co. 5.50%, 7/1/07	35,945,000	36,494,958
International Paper Co. 5.25%, 4/1/16	26,725,000	25,866,914
Lockheed Martin Corp. 7.65%, 5/1/16	15,025,000	18,195,125
Federated Department Stores, Inc. (May Department Stores, Co.)
7.625%, 8/15/13	7,105,000	8,084,794
7.60%, 6/1/25	13,500,000	15,544,453
6.70%, 9/15/28	12,950,000	13,525,122
8.75%, 5/15/29	31,677,000	40,722,906
7.875%, 3/1/30	34,645,000	41,298,953
6.90%, 1/15/32	15,465,000	16,564,005
7.875%, 8/15/36, Callable 2016	7,825,000	8,859,246
Raytheon Co.
6.75%, 8/15/07	6,756,000	6,981,191
6.15%, 11/1/08	3,024,000	3,144,086
6.55%, 3/15/10	10,150,000	10,795,347
Time Warner, Inc. (AOL Time Warner)
7.625%, 4/15/31	94,605,000	110,832,596
7.70%, 5/1/32	61,765,000	73,125,066
Wyeth
5.50%, 3/15/13	10,070,000	10,327,389
5.50%, 2/1/14	94,215,000	96,544,843
Wyeth (American Home Products) 6.95%, 3/15/11	8,155,000	8,958,137
Xerox Corp.
9.75%, 1/15/09	44,100,000	49,392,000
7.125%, 6/15/10	72,640,000	76,453,600
6.875%, 8/15/11	25,150,000	26,281,750
7.20%, 4/1/16	17,346,000	18,907,140

		2,076,985,359

	PAR VALUE	VALUE
TRANSPORTATION: 1.0%
Burlington Northern Santa Fe Railway 7.57%, 1/2/21	$12,509,071	$14,511,523
CSX Transportation, Inc. 9.75%, 6/15/20	10,072,000	14,082,056
Fedex Corp. 6.72%, 1/15/22	8,241,984	9,036,924
Norfolk Southern Corp. 9.75%, 6/15/20	13,908,000	19,832,043
Union Pacific Corp.
5.082%, 1/2/29	9,725,000	9,708,370
6.70%, 2/23/19	13,108,818	14,269,866
6.85%, 1/2/19	6,224,335	6,843,532

		88,284,314

		2,645,689,967

TOTAL FIXED-INCOME SECURITIES (Cost $9,042,190,450)		9,082,232,327

SHORT-TERM INVESTMENTS: 2.2%

	PAR VALUE	VALUE
SSgA Prime Money Market Fund	$46,444,447	$46,444,447
State Street Repurchase Agreement, 3.00%, 10/3/05, maturity value $158,772,683 (collateralized by U.S. Treasury Securities, value $161,908,349, 3.25%-3.375%, 2/28/07-8/15/07)	158,733,000	158,733,000

TOTAL SHORT-TERM INVESTMENTS (Cost $205,177,447)		205,177,447

TOTAL INVESTMENTS (Cost $9,247,367,897)	99.9%	9,287,409,774
OTHER ASSETS LESS LIABILITIES	0.1%	11,550,921

TOTAL NET ASSETS	100.0%	$9,298,960,695

(a)	Cumulative preferred security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2005, all such securities in total represented $74,141,479 or 0.8% of total net assets.
(c)	EOP Operating Limited Partnership is the operating partnership of Equity Office Properties Trust.

When two issuers are identified, the first name refers to the acquirer or successor obligor, and the second name (within the parentheses) refers to the original issuer of the instrument.

CMO: Collateralized Mortgage Obligation

REMIC: Real Estate Mortgage Investment Conduit

Notes to Portfolio of Investments (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed-income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques. Valuations of fixed-income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2005, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $40,041,877 of which $137,005,688 represented appreciated securities and $96,963,811 represented depreciated securities.

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant‘s principal executive officer and principal financial officer are aware of no changes in the registrant‘s internal control over financial reporting that occurred during the registrant‘s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX.99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DODGE & COX FUNDS

By	/s/ HARRY R. HAGEY
Harry R. Hagey
Chairman—Principal Executive Officer

Date November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

DODGE & COX FUNDS

By	/s/ HARRY R. HAGEY
Harry R. Hagey
Chairman—Principal Executive Officer

By	/s/ JOHN M. LOLL

John M. Loll
Treasurer—Principal Financial Officer

Date November 18, 2005